NELSON MULLINS RILEY & SCARBOROUGH LLP ATTORNEYS AND COUNSELORS AT LAW

Gary M. Brown T: 615.664.5330 M: 615.390.7230 gary.brown@nelsonmullins.com	One Nashville Place 150 Fourth Suite 1100 Nashville, TN 37219 T: 615.664.5300 F: 615.664.5399 nelsonmullins.com

June ●, 2023

VIA EDGAR

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Worldwide Stages, Inc.

CIK # 0001973742

Confidential Submission of

Draft Offering Statement on Form 1-A

Ladies and Gentlemen:

On behalf of our client, Worldwide Stages, Inc. (the “Company”), pursuant to Rule 252(d) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), we are submitting a draft offering statement on Form 1-A (the “Offering Statement”) via EDGAR to the Securities and Exchange Commission (the “SEC”) for confidential nonpublic review by the staff of the SEC. The Offering Statement submitted herewith relates to the initial qualification or registration statement under the Securities Act, pursuant to which the Company is seeking qualification for the offer and sale of the Company’s Class B Common Stock.

Please note that the Company will be the successor to several affiliates as a result of a plan of reorganization and merger that will be consummated immediately after qualification of the Offering Statement but prior to any sales being made pursuant to the Offering Statement. For that reason, the Offering Statement is being presented on a “pro-forma” basis.

The Company has advised us and, on the Company’s behalf, we hereby advise you that the Company undertakes to publicly file the Offering Statement and non-public draft submissions at least 21 days prior to the anticipated date of qualification date of the Offering Statement.

If you have any questions regarding this submission or require any additional information, please do not hesitate to call me at 615.390.7230 or e-mail me at gary.brown@nelsonmullins.com.

Sincerely,

/s/ Gary M. Brown

cc:	Kelly Frey, Sr., Worldwide Stages, Inc.

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